Calvert

High Yield Bond Fund

December 31, 2019

Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(2)	$1,402	$1,450,318

Total Asset-Backed Securities (identified cost $1,392,518)		$1,450,318

Common Stocks — 0.3%

Security	Shares	Value
Broadcasting — 0.0%(3)
iHeartMedia, Inc., Class A(4)(5)	1,000	$18,793

Diversified Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(5)	73,000	$208,030

Metals/Mining — 0.2%
Constellium SE(5)	40,000	$536,000

Total Common Stocks (identified cost $722,835)		$762,823

Corporate Bonds — 86.7%

Security	Principal Amount (000’s omitted)*	Value
Aerospace — 1.8%
Bombardier, Inc.:
6.00%, 10/15/22(1)	901	$902,982
6.125%, 1/15/23(1)	239	245,593
7.875%, 4/15/27(1)	378	389,822
F-Brasile SpA/F-Brasile US, LLC, Series XR, 7.375%, 8/15/26(1)	1,200	1,272,000
Moog, Inc., 4.25%, 12/15/27(1)	172	175,457
Signature Aviation US Holdings, Inc., 4.00%, 3/1/28(1)	1,000	988,150

		$3,974,004

Air Transportation — 1.3%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	500	$501,643
American Airlines Pass-Through Trust, 5.60%, 7/15/20(1)	1,167	1,186,616
Latam Airlines Pass-Through Trust, 4.50%, 11/15/23	1,224	1,231,346

		$2,919,605

Security	Principal Amount (000’s omitted)*		Value
Automotive & Auto Parts — 2.3%
Navistar International Corp., 6.625%, 11/1/25(1)		1,933	$1,973,274
Panther BF Aggregator 2, L.P./Panther Finance Co., Inc.:
4.375%, 5/15/26(6)	EUR	772	911,204
6.25%, 5/15/26(1)		467	504,068
8.50%, 5/15/27(1)		1,604	1,707,217

			$5,095,763

Banks & Thrifts — 1.0%
Ally Financial, Inc., 4.25%, 4/15/21		1,000	$1,024,320
CIT Group, Inc., 6.125%, 3/9/28		170	201,084
Citigroup, Inc., 6.25% to 8/15/26(7)(8)		1,000	1,137,155

			$2,362,559

Broadcasting — 4.7%
Diamond Sports Group, LLC/Diamond Sports Finance Co.:
5.375%, 8/15/26(1)		1,074	$1,088,419
6.625%, 8/15/27(1)(4)		1,075	1,047,426
iHeartCommunications, Inc.:
6.375%, 5/1/26		25	27,682
8.375%, 5/1/27		717	793,903
Netflix, Inc.:
4.375%, 11/15/26(4)		500	513,425
4.875%, 6/15/30(1)		917	933,025
5.375%, 11/15/29(1)		707	754,249
Nexstar Escrow, Inc., 5.625%, 7/15/27(1)		395	416,982
Scripps Escrow, Inc., 5.875%, 7/15/27(1)		1,794	1,882,534
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)		840	860,454
Sirius XM Radio, Inc.:
3.875%, 8/1/22(1)		1,000	1,023,743
4.625%, 7/15/24(1)		453	476,594
5.00%, 8/1/27(1)		338	357,215
TEGNA, Inc., 5.00%, 9/15/29(1)		321	327,019

			$10,502,670

Building Materials — 2.4%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)		80	$82,728
Builders FirstSource, Inc.:
5.625%, 9/1/24(1)		878	914,951
6.75%, 6/1/27(1)		119	130,792
Core & Main Holdings, L.P., 8.625%, (8.625% cash or 9.375% PIK), 9/15/24(1)(9)		378	394,222
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		1,195	1,114,710
Masonite International Corp., 5.375%, 2/1/28(1)		161	170,354
Standard Industries, Inc.:
2.25%, 11/21/26(1)	EUR	769	890,919
5.50%, 2/15/23(1)		39	39,731
6.00%, 10/15/25(1)		1,500	1,580,610

			$5,319,017

Security	Principal Amount (000’s omitted)*		Value
Cable/Satellite TV — 7.9%
Cablevision Systems Corp., 5.875%, 9/15/22		2,000	$2,158,560
CCO Holdings, LLC / CCO Holdings Capital Corp.:
4.00%, 3/1/23(1)		1,000	1,016,240
4.75%, 3/1/30(1)		2,313	2,363,608
5.375%, 6/1/29(1)		1,000	1,069,350
CSC Holdings, LLC:
5.50%, 5/15/26(1)		2,000	2,122,125
5.75%, 1/15/30(1)		859	918,056
6.50%, 2/1/29(1)		200	223,375
6.75%, 11/15/21		1,000	1,078,500
7.50%, 4/1/28(1)		1,200	1,358,787
DISH DBS Corp.:
5.875%, 7/15/22		1,000	1,061,780
6.75%, 6/1/21		285	300,142
7.75%, 7/1/26		260	275,922
UPC Holding B.V., 5.50%, 1/15/28(1)		766	777,950
Ziggo B.V.:
4.25%, 1/15/27(6)	EUR	157	190,295
4.875%, 1/15/30(1)		250	258,658
5.50%, 1/15/27(1)		1,000	1,064,350
Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		1,420	1,501,398

			$17,739,096

Capital Goods — 2.5%
Colfax Corp.:
6.00%, 2/15/24(1)		129	$137,331
6.375%, 2/15/26(1)		1,000	1,091,250
Granite Holdings US Acquisition Co., 11.00%, 10/1/27(1)		163	165,502
Resideo Funding, Inc., 6.125%, 11/1/26(1)		160	161,604
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		1,820	1,929,200
Welbilt, Inc., 9.50%, 2/15/24		2,000	2,125,830

			$5,610,717

Chemicals — 0.2%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		340	$361,879

Consumer Products — 2.1%
Energizer Holdings, Inc., 7.75%, 1/15/27(1)		585	$654,849
Mattel, Inc.:
5.875%, 12/15/27(1)		132	139,339
6.75%, 12/31/25(1)		1,061	1,142,575
Prestige Brands, Inc., 5.125%, 1/15/28(1)		1,116	1,171,800
Spectrum Brands, Inc.:
5.00%, 10/1/29(1)		629	651,234
5.75%, 7/15/25		1,000	1,046,260

			$4,806,057

Security	Principal Amount (000’s omitted)*		Value
Containers — 3.6%
ARD Finance S.A.:
5.00%, (5.00% cash or 5.75% PIK), 6/30/27(6)(9)	EUR	1,080	$1,224,822
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(9)		1,200	1,242,960
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
5.25%, 8/15/27(1)		490	516,641
6.00%, 2/15/25(1)		500	525,625
Berry Global, Inc.:
4.50%, 2/15/26(1)		110	113,195
5.125%, 7/15/23		500	514,370
5.625%, 7/15/27(1)(4)		149	160,179
6.00%, 10/15/22		500	510,781
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,225,111
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		190	201,229
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)(4)		189	202,152
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynold Group Issuer Lu, 5.125%, 7/15/23(1)		1,000	1,025,835
Trivium Packaging Finance B.V.:
5.50%, 8/15/26(1)		224	236,460
8.50%, 8/15/27(1)		284	316,475

			$8,015,835

Diversified Financial Services — 1.1%
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(1)		500	$540,397
DAE Funding, LLC:
4.50%, 8/1/22(1)		235	239,111
5.00%, 8/1/24(1)		390	410,448
Park Aerospace Holdings, Ltd.:
5.25%, 8/15/22(1)		815	870,593
5.50%, 2/15/24(1)		380	417,681

			$2,478,230

Diversified Media — 1.6%
Clear Channel Worldwide Holdings, Inc.:
5.125%, 8/15/27(1)		878	$915,886
9.25%, 2/15/24(1)		917	1,017,489
MDC Partners, Inc., 6.50%, 5/1/24(1)		994	902,055
Nielsen Co. Luxembourg S.a.r.l. (The), 5.00%, 2/1/25(1)(4)		500	516,245
Outfront Media Capital, LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		135	137,612

			$3,489,287

Energy — 3.4%
AmeriGas Partners, L.P./AmeriGas Finance Corp.:
5.50%, 5/20/25		500	$541,245
5.625%, 5/20/24		76	82,269
5.875%, 8/20/26		100	110,435
Archrock Partners, L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/28(1)		169	174,493
6.875%, 4/1/27(1)		500	529,911

Security	Principal Amount (000’s omitted)*	Value
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	1,038	$1,054,893
EnLink Midstream, LLC, 5.375%, 6/1/29	256	241,235
Precision Drilling Corp.:
6.50%, 12/15/21	370	370,243
7.125%, 1/15/26(1)	1,000	952,848
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp.:
5.50%, 9/15/24(1)	1,711	1,723,815
5.50%, 1/15/28(1)	227	222,987
Tervita Escrow Corp., 7.625%, 12/1/21(1)	1,579	1,592,422

		$7,596,796

Entertainment/Film — 1.0%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26(4)	1,000	$903,572
Cinemark USA, Inc., 4.875%, 6/1/23	1,000	1,018,740
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	329	341,124

		$2,263,436

Environmental — 2.2%
Covanta Holding Corp., 5.875%, 7/1/25	1,165	$1,232,471
GFL Environmental, Inc.:
5.375%, 3/1/23(1)	430	443,975
5.625%, 5/1/22(1)	1,095	1,117,242
7.00%, 6/1/26(1)	391	414,166
8.50%, 5/1/27(1)	796	877,072
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	722	754,362

		$4,839,288

Food & Drug Retail — 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)	1,295	$1,378,333
Murphy Oil USA, Inc.:
4.75%, 9/15/29	1,230	1,301,242
5.625%, 5/1/27	325	349,488

		$3,029,063

Food/Beverage/Tobacco — 3.3%
Central Garden & Pet Co., 5.125%, 2/1/28	1,075	$1,115,686
Lamb Weston Holdings, Inc., 4.875%, 11/1/26(1)	1,000	1,061,850
Performance Food Group, Inc., 5.50%, 10/15/27(1)	527	564,562
Post Holdings, Inc.:
5.00%, 8/15/26(1)	1,000	1,058,100
5.50%, 12/15/29(1)	1,152	1,230,509
5.625%, 1/15/28(1)	279	301,139
US Foods, Inc., 5.875%, 6/15/24(1)	2,000	2,064,170

		$7,396,016

Health Care — 10.6%
Catalent Pharma Solutions, Inc.:
4.875%, 1/15/26(1)	1,065	$1,105,308
5.00%, 7/15/27(1)	187	196,228

Security	Principal Amount (000’s omitted)*		Value
Centene Corp.:
4.25%, 12/15/27(1)		339	$349,373
4.625%, 12/15/29(1)		1,093	1,153,880
4.75%, 1/15/25		1,000	1,040,815
5.375%, 6/1/26(1)		685	728,224
6.125%, 2/15/24		1,000	1,038,750
Charles River Laboratories International, Inc.:
4.25%, 5/1/28(1)		160	163,296
5.50%, 4/1/26(1)		555	597,914
Eagle Holding Co. II, LLC:
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(1)(9)		1,670	1,700,449
7.75%, (7.75% cash or 8.50% PIK), 5/15/22(1)(9)		631	641,828
Encompass Health Corp.:
4.50%, 2/1/28		160	166,096
4.75%, 2/1/30		190	197,477
Grifols S.A.:
1.625%, 2/15/25(6)	EUR	500	572,838
2.25%, 11/15/27(6)	EUR	465	540,707
HCA, Inc.:
5.00%, 3/15/24		1,000	1,093,342
5.375%, 9/1/26		405	452,091
5.625%, 9/1/28		495	565,018
5.875%, 2/1/29		286	331,045
Hill-Rom Holdings, Inc., 4.375%, 9/15/27(1)		1,098	1,132,694
Hologic, Inc., 4.375%, 10/15/25(1)		2,095	2,167,456
IQVIA, Inc., 5.00%, 5/15/27(1)		200	212,036
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)		33	34,144
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)		146	150,621
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		1,467	1,422,975
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		1,357	1,536,836
Select Medical Corp., 6.25%, 8/15/26(1)		421	456,514
Surgery Center Holdings, Inc.:
6.75%, 7/1/25(1)		28	28,082
10.00%, 4/15/27(1)		125	137,543
Team Health Holdings, Inc., 6.375%, 2/1/25(1)(4)		490	328,503
Teleflex, Inc., 4.625%, 11/15/27		1,245	1,321,767
Vizient, Inc., 6.25%, 5/15/27(1)		102	109,430
WellCare Health Plans, Inc.:
5.25%, 4/1/25		1,381	1,439,679
5.375%, 8/15/26(1)		545	581,433

			$23,694,392

Homebuilders/Real Estate — 3.7%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)		440	$465,025
Consus Real Estate AG, 9.625%, 5/15/24(6)	EUR	837	1,018,666

Security	Principal Amount (000’s omitted)*		Value
ESH Hospitality, Inc.:
4.625%, 10/1/27(1)		397	$402,697
5.25%, 5/1/25(1)		1,500	1,553,753
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		1,072	1,114,869
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		98	100,246
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(1)		306	334,411
5.875%, 6/15/27(1)		224	246,920
TRI Pointe Group, Inc., 4.875%, 7/1/21		2,000	2,055,800
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(6)	EUR	500	573,833
3.50%, 11/1/25(6)	EUR	300	347,892

			$8,214,112

Hotels — 0.4%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		1,000	$1,021,665

Insurance — 2.0%
Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		709	$760,615
AmWINS Group, Inc., 7.75%, 7/1/26(1)		175	193,896
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		152	158,513
HUB International, Ltd., 7.00%, 5/1/26(1)		1,671	1,771,302
USI, Inc., 6.875%, 5/1/25(1)		1,500	1,537,035

			$4,421,361

Leisure — 1.4%
Cedar Fair, L.P., 5.25%, 7/15/29(1)		91	$98,221
Merlin Entertainments PLC, 5.75%, 6/15/26(1)		1,020	1,119,804
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		1,850	1,980,610

			$3,198,635

Metals/Mining — 0.7%
Constellium SE, 5.875%, 2/15/26(1)		1,415	$1,499,935

Paper — 0.5%
Enviva Partners, L.P./ Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		1,017	$1,091,373

Railroad — 1.1%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)		2,500	$2,544,788

Restaurants — 1.5%
1011778 B.C. ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		295	$296,283
4.25%, 5/15/24(1)		545	559,761
4.375%, 1/15/28(1)		332	333,444
5.00%, 10/15/25(1)		801	828,703
Yum! Brands, Inc., 4.75%, 1/15/30(1)		1,243	1,304,342

			$3,322,533

Security	Principal Amount (000’s omitted)*	Value
Services — 4.9%
Allied Universal Holdco, LLC, 6.625%, 7/15/26(1)	165	$177,635
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	1,570	1,617,752
Cloud Crane, LLC, 10.125%, 8/1/24(1)	929	977,387
Gartner, Inc., 5.125%, 4/1/25(1)	155	161,717
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	980	1,033,248
GW B-CR Security Corp., 9.50%, 11/1/27(1)	529	565,686
IAA, Inc., 5.50%, 6/15/27(1)	149	158,588
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	803	836,794
Korn Ferry, 4.625%, 12/15/27(1)	121	121,908
Laureate Education, Inc., 8.25%, 5/1/25(1)	1,006	1,085,212
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	443	465,427
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	1,000	1,132,847
TMS International Holding Corp., 7.25%, 8/15/25(1)	210	190,488
United Rentals North America, Inc., 3.875%, 11/15/27	2,000	2,045,600
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	118	123,384
West Corp., 8.50%, 10/15/25(1)(4)	303	243,158

		$10,936,831

Steel — 0.1%
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	314	$324,580

Super Retail — 1.7%
Group 1 Automotive, Inc., 5.25%, 12/15/23(1)	1,250	$1,288,019
Lithia Motors, Inc., 4.625%, 12/15/27(1)	173	178,252
Sonic Automotive, Inc., 6.125%, 3/15/27	2,000	2,090,695
William Carter Co. (The), 5.625%, 3/15/27(1)	229	246,707

		$3,803,673

Technology — 5.3%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	366	$366,000
CDK Global, Inc., 5.25%, 5/15/29(1)	147	157,841
CommScope Technologies, LLC:
5.00%, 3/15/27(1)	180	169,655
6.00%, 6/15/25(1)	407	408,477
CommScope, Inc., 8.25%, 3/1/27(1)(4)	505	532,447
Dell International, LLC/EMC Corp.: 5.875%, 6/15/21(1)	662	673,175
7.125%, 6/15/24(1)	755	797,469
EIG Investors Corp., 10.875%, 2/1/24	2,000	2,000,830
Entegris, Inc., 4.625%, 2/10/26(1)	299	310,018
Fair Isaac Corp., 4.00%, 6/15/28(1)	1,000	1,010,000
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	350	369,022
Infor (US), Inc., 6.50%, 5/15/22	1,500	1,525,170
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	400	424,834
MTS Systems Corp., 5.75%, 8/15/27(1)	118	123,646
NXP BV/NXP Funding, LLC:
3.875%, 9/1/22(1)	500	518,836
4.125%, 6/1/21(1)	750	769,057

Security	Principal Amount (000’s omitted)*	Value
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	708	$410,640
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	1,000	1,079,350
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	199	203,367
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	148	158,268

		$12,008,102

Telecommunications — 6.7%
CenturyLink, Inc., Series W, 6.75%, 12/1/23	123	$137,555
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	788	840,205
Equinix, Inc., 5.375%, 5/15/27	1,000	1,087,880
Hughes Satellite Systems Corp.:
5.25%, 8/1/26	535	588,686
6.625%, 8/1/26	590	656,580
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(1)	324	295,784
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,252	1,329,436
Level 3 Financing, Inc.:
5.375%, 8/15/22	1,681	1,687,640
5.375%, 1/15/24	355	361,804
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	185	192,246
Sable International Finance, Ltd., 5.75%, 9/7/27(1)	226	240,204
SBA Communications Corp., 4.00%, 10/1/22	240	245,098
Sprint Corp.:
7.125%, 6/15/24	1,000	1,080,835
7.625%, 3/1/26	1,000	1,104,650
7.875%, 9/15/23	2,093	2,313,634
T-Mobile USA, Inc.:
4.50%, 2/1/26	245	251,578
4.75%, 2/1/28	275	288,657
6.50%, 1/15/26	1,000	1,074,060
Telecom Italia SpA, 5.303%, 5/30/24(1)	522	562,450
ViaSat, Inc., 5.625%, 4/15/27(1)	225	241,166
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	500	516,457

		$15,096,605

Utilities — 2.4%
Calpine Corp., 5.125%, 3/15/28(1)	1,656	$1,694,419
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)	1,000	1,015,000
Drax Finco PLC, 6.625%, 11/1/25(1)	223	237,402
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	155	161,523
4.50%, 9/15/27(1)	227	237,175
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	1,200	1,237,998
TerraForm Power Operating, LLC:
4.25%, 1/31/23(1)	650	670,774
5.00%, 1/31/28(1)	230	243,607

		$5,497,898

Total Corporate Bonds (identified cost $188,735,872)		$194,475,801

Floating Rate Loans(10) — 4.7%

Security	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.5%
Navistar International Corporation, Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), 11/6/24	$1,026	$1,024,589

Broadcasting — 0.0%(3)
iHeartCommunications, Inc., Term Loan, 5.691%, (1 mo. USD LIBOR + 4.00%), 5/1/26	108	$109,091

Building Materials — 0.1%
Hillman Group, Inc. (The), Term Loan, 5.799%, (1 mo. USD LIBOR + 4.00%), 5/31/25	179	$176,035

Cable/Satellite TV — 0.1%
CSC Holdings, LLC, Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), 4/15/27	243	$245,013

Capital Goods — 0.3%
Cortes NP Acquisition Corporation, Term Loan, 5.927%, (3 mo. USD LIBOR + 4.00%), 11/30/23	635	$635,000

Health Care — 0.4%
Envision Healthcare Corporation, Term Loan, 5.549%, (1 mo. USD LIBOR + 3.75%), 10/10/25	435	$372,348
National Mentor Holdings, Inc.:
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), 3/9/26	30	30,184
Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), 3/9/26	487	492,145

		$894,677

Insurance — 1.4%
Asurion, LLC, Term Loan - Second Lien, 8.299%, (1 mo. USD LIBOR + 6.50%), 8/4/25	2,575	$2,612,981
Sedgwick Claims Management Services, Inc., Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 12/31/25	441	441,541

		$3,054,522

Metals/Mining — 0.4%
GrafTech Finance, Inc., Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 2/12/25	962	$960,680

Services — 0.4%
KAR Auction Services, Inc., Term Loan, 4.063%, (1 mo. USD LIBOR + 2.25%), 9/19/26	998	$1,006,428

Technology — 0.5%
Infor (US), Inc., Term Loan, 4.695%, (3 mo. USD LIBOR + 2.75%), 2/1/22	385	$386,847
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 4/16/25	81	81,278
SS&C Technologies, Inc.:
Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 4/16/25	119	119,480
Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 4/16/25	446	450,360

		$1,037,965

Security	Principal Amount (000’s omitted)	Value
Telecommunications — 0.6%
CenturyLink, Inc., Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 1/31/25	137	$138,095
Intelsat Jackson Holdings S.A., Term Loan, 6.625%, 1/2/24(11)	1,170	1,187,185

		$1,325,280

Total Floating Rate Loans (identified cost $10,352,699)		$10,469,280

Warrants — 0.1%

Security	Shares	Value
Broadcasting — 0.1%
iHeartMedia, Inc., Exp. 5/1/39(5)	6,000	$95,417

Total Warrants (identified cost $93,576)		$95,417

Short-Term Investments — 4.6%

Commercial Paper — 3.1%
Security	Principal Amount (000’s omitted)	Value
AutoZone, Inc., 2.03%, 1/13/20(1)(12)	$2,000	$1,998,630
DXC Capital Funding, Ltd., 2.445%, 2/27/20(1)(12)	1,000	996,583
Enel Finance America, 2.083%, 1/23/20(1)(12)	1,000	998,732
Jabil, Inc., 2.235%, 1/3/20(1)(12)	1,000	999,778
Marriott International, Inc.:
2.031%, 1/15/20(1)(12)	1,000	999,198
2.064%, 2/4/20(1)(12)	1,000	998,002

Total Commercial Paper (identified cost $6,990,797)		$6,990,923

Securities Lending Collateral — 1.5%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(13)	3,451,903	$3,451,903

Total Securities Lending Collateral (identified cost $3,451,903)		$3,451,903

Total Short-Term Investments (identified cost $10,442,700)		$10,442,826

Security	Value
Total Investments (identified cost $211,740,200) — 97.1%	$217,696,465

Other Assets, less liabilities — 2.9%	$6,561,483

Net Assets — 100.0%	$224,257,948

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

*	In U.S. dollars unless otherwise indicated.

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $143,828,712, which represents 64.1% of the net assets of the Fund as of December 31, 2019.

(2)	Step coupon security. The interest rate represents the rate in effect at December 31, 2019.

(3)	Amount is less than 0.05%.

(4)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $3,575,633 and the total market value of the collateral received by the Fund was $3,714,309, comprised of cash of $3,451,903 and U.S. government and/or agencies securities of $262,406.

(5)	Non-income producing security.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2019, the aggregate value of these securities is $5,380,257 or 2.4% of the Fund’s net assets.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(10)

Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(11)	Fixed-rate loan.

(12)

Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2019, the aggregate value of these securities is $6,990,923, representing 3.1% of the Fund’s net assets.

(13)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	12,913	USD	14,372	State Street Bank and Trust Company	01/31/20	$138	$—
USD	44,315	EUR	39,817	State Street Bank and Trust Company	01/31/20	—	(426)
USD	330,737	EUR	296,037	State Street Bank and Trust Company	01/31/20	—	(1,905)
USD	611,852	EUR	546,911	State Street Bank and Trust Company	01/31/20	—	(2,685)
USD	371,032	EUR	332,722	State Street Bank and Trust Company	01/31/20	—	(2,832)
USD	740,341	EUR	662,000	State Street Bank and Trust Company	01/31/20	—	(3,516)
USD	908,475	EUR	812,313	State Street Bank and Trust Company	01/31/20	—	(4,282)
USD	854,113	EUR	769,000	State Street Bank and Trust Company	01/31/20	—	(9,975)
USD	1,198,320	EUR	1,080,000	State Street Bank and Trust Company	01/31/20	—	(15,222)
USD	1,086,134	EUR	980,849	State Street Bank and Trust Company	01/31/20	—	(15,997)

						$138	$(56,840)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended December 31, 2019, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

At December 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $138 and 56,840, respectively.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1		Level 2	Level 3	Total
Asset-Backed Securities	$—		$1,450,318	$—	$1,450,318
Common Stocks	762,823	(1)	—	—	762,823
Corporate Bonds	—		194,475,801	—	194,475,801
Floating Rate Loans	—		10,469,280	—	10,469,280
Warrants	95,417		—	—	95,417
Short-Term Investments -
Commercial Paper	—		6,990,923	—	6,990,923
Securities Lending Collateral	3,451,903		—	—	3,451,903
Total Investments	$4,310,143		$213,386,322	$—	$217,696,465
Forward Foreign Currency Exchange Contracts	$—		$138	$—	$138
Total	$4,310,143		$213,386,460	$—	$217,696,603

Liabilities
Forward Foreign Currency Exchange Contracts	$—		$(56,840)	$—	$(56,840)
Total	$—		$(56,840)	$—	$(56,840)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.